Related Party Transactions (Details) - Schedule of significant Related Party Transactions - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Computing Inactive [Member]
Schedule of Significant Related Party Transactions [Line Items]
Services provided			$ 906,939
Bitmain [Member]
Schedule of Significant Related Party Transactions [Line Items]
Services provided	$ 166,540,600	$ 83,877,580	$ 7,007,454